STOCK-BASED COMPENSATION (Details) - $ / shares	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 28, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted						42,288,769
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	91,177,477
Number of shares granted		0	0	0	0	42,288,769
Fair value per unit		$ 0	$ 0	$ 0		$ 0.12
Class D Management Incentive Units | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per unit						0.002
Class D Management Incentive Units | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per unit						$ 0.13
2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Minimum						0.81%
Risk-free interest rate, Maximum						1.26%
Expected volatility, Minimum						50.92%
Expected volatility, Maximum						53.85%
Expected dividend rate						0.00%
2021 Grants | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)						0 years
Weighted average contractual life						0 years
2021 Grants | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)						2 years 6 months
Weighted average contractual life						2 years 6 months
2018, 2017 and 2016 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Maximum							2.90%
Expected volatility, Maximum							26.00%
Expected dividend rate							0.00%
2018, 2017 and 2016 Grants | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)							0 years
Weighted average contractual life							0 years
2018, 2017 and 2016 Grants | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)							2 years 6 months
Weighted average contractual life							2 years 6 months